Stockholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Sep. 23, 2012	Sep. 25, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance as of January 1, 2012			$ 18,717	$ 1,691	$ 1,691
Balance as of January 1, 2012, Shares			52,536,252	52,536,252	52,536,252
Net income	10,464	1,591	19,846	3,808	16,592	104	(16,028)
Issuance of common stock, net of underwriters’ discounts and commissions			264,091
Offering costs—other			(4,410)
Stock compensation			27
Repurchase of common stock			(4,700)		(174)	(174)
Foreign currency translation adjustment, net of tax			699
Balance as of September 23, 2012	294,270		294,270		18,717	1,691
Balance as of September 23, 2012, Shares	68,144,473		68,144,473		52,536,252	52,536,252
Common Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance as of January 1, 2012			525
Balance as of January 1, 2012, Shares			52,536,252
Issuance of common stock, net of underwriters’ discounts and commissions			156				525
Issuance of common stock, net of underwriters’ discounts and commissions, Shares			15,608,221				52,516,033
Balance as of September 23, 2012	681		681
Balance as of September 23, 2012, Shares	68,144,473		68,144,473
Additional Paid-in Capital [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance as of January 1, 2012			48,968
Issuance of common stock, net of underwriters’ discounts and commissions			263,935				9,475
Offering costs—other			(4,410)
Stock compensation			27
Balance as of September 23, 2012	308,520		308,520
Treasury Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance as of January 1, 2012			(174)
Repurchase of common stock			(4,700)
Balance as of September 23, 2012	(4,874)		(4,874)
Accumulated Deficit [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance as of January 1, 2012			(29,617)
Net income			19,846		16,592	104	(16,028)
Balance as of September 23, 2012	(9,771)		(9,771)		(29,617)
Accumulated Other Comprehensive Income (Loss) [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance as of January 1, 2012			(985)
Foreign currency translation adjustment, net of tax			699
Balance as of September 23, 2012	$ (286)		$ (286)